Property, Plant and Equipment (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017		Jan. 01, 2017	[1]	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 365.3	$ 323.9	[1]	$ 302.7		$ 302.7
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	1,183.5	1,112.6
Accumulated Depreciation and Impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(818.2)	(788.7)
Land
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	14.8	11.1				10.9
Land | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	26.8	23.1
Land | Accumulated Depreciation and Impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(12.0)	(12.0)
Buildings including improvements
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	157.5	141.6				140.1
Buildings including improvements | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	375.5	344.0
Buildings including improvements | Accumulated Depreciation and Impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(218.0)	(202.4)
Machinery and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	193.0	171.2				$ 151.7
Machinery and equipment | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	781.2	745.5
Machinery and equipment | Accumulated Depreciation and Impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ (588.2)	$ (574.3)

[1]	Certain prior period figures have been restated to reflect the adoption of IFRS 15 (see note 2)